Derivative Instruments - Gain (Loss) on the Company's Foreign Currency Forward Contracts Recorded in the Consolidated Statements of Operations and Comprehensive Income (Details) - Foreign currency forward contracts - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ 3.2	$ (4.5)	$ 0.5
Asbestos adjustments loss (gain)
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	5.3	(11.7)	(0.8)
Selling, general and administrative expenses
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ (2.1)	$ 7.2	$ 1.3